Consolidated Statements of Earnings (Loss) (unaudited) - CAD ($) $ in Thousands	3 Months Ended						9 Months Ended
	Sep. 30, 2023		Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022		Sep. 30, 2023		Sep. 30, 2022
Revenues
Gross Sales	$ 15,712,000				$ 18,697,000		$ 41,438,000		$ 56,827,000
Less: Royalties	1,135,000				1,226,000		2,368,000		3,993,000
Revenue	14,577,000				17,471,000		39,070,000		52,834,000
Expenses
Purchased Product	6,620,000	[1]	$ 5,728,000	$ 5,809,000	10,052,000	[1]	18,157,000	[1]	27,038,000	[1]
Transportation and Blending	2,164,000	[1]	2,563,000	2,752,000	2,579,000	[1]	7,479,000	[1]	8,406,000	[1]
Operating	1,553,000	[1]	$ 1,600,000	$ 1,636,000	1,504,000	[1]	4,789,000	[1]	4,360,000	[1]
(Gain) Loss on Risk Management	72,000				(28,000)		89,000		1,540,000
Depreciation, Depletion and Amortization	1,197,000				1,047,000		3,374,000		3,209,000
Exploration Expense	2,000				73,000		10,000		99,000
(Income) Loss From Equity-Accounted Affiliates	(11,000)				(9,000)		(23,000)		(11,000)
General and Administrative	292,000				128,000		617,000		545,000
Finance Costs	106,000				207,000		493,000		631,000
Interest Income	(33,000)				(21,000)		(100,000)		(44,000)
Integration and Transaction Costs	12,000				27,000		49,000		79,000
Foreign Exchange (Gain) Loss, Net	133,000				316,000		7,000		406,000
Revaluation (Gain) Loss	0				(549,000)		33,000		(549,000)
Re-measurement of Contingent Payments	67,000				(109,000)		83,000		142,000
(Gain) Loss on Divestiture of Assets	0				60,000		(11,000)		(244,000)
Other (Income) Loss, Net	(22,000)				(59,000)		(42,000)		(467,000)
Earnings (Loss) Before Income Tax	2,425,000				2,253,000		4,066,000		7,694,000
Income Tax Expense (Recovery)	561,000				644,000		700,000		2,028,000
Net Earnings (Loss)	$ 1,864,000				$ 1,609,000		$ 3,366,000		$ 5,666,000
Net Earnings (Loss) Per Common Share ($)
Net earnings (loss) per share — basic (CAD per share)	$ 0.98				$ 0.83		$ 1.76		$ 2.87
Net earnings (loss) per share — diluted (CAD per share)	$ 0.97				$ 0.81		$ 1.72		$ 2.79

[1]	Comparative periods reflect certain revisions. See Note 26